UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22535

Ares Dynamic Credit Allocation Fund, Inc.
(Exact name of registrant as specified in charter)

2000 Avenue of the Stars 12th Floor Los Angeles, California		90067
(Address of principal executive offices)		(Zip code)

Michael D. Weiner Daniel J. Hall 2000 Avenue of the Stars 12th Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 201-4200

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

ITEM 1.   SCHEDULE OF INVESTMENTS.

Ares Dynamic Credit Allocation Fund, Inc.

Schedule of Investments

January 31, 2019 (Unaudited)

	Principal Amount	Value (a)
Senior Loans 29.4% (b)(c)(j)
Aerospace and Defense 1.2%
Air Methods Corp., Initial 1st Lien Term Loan B, 3M LIBOR + 3.50%, 6.30%, 04/22/2024	$1,875,000	$1,523,438
StandardAero Aviation Holdings, Inc., 1st Lien Term Loan A, L + 4.00%, 01/23/2026 (e)	449,092	447,166
StandardAero Aviation Holdings, Inc., 1st Lien Term Loan A, L + 4.25%, 01/15/2026 (e)	835,311	831,728
StandardAero Aviation Holdings, Inc., Initial 1st Lien Term Loan A, 1M LIBOR + 3.75%, 6.25%, 07/07/2022	1,989,717	1,982,534
		4,784,866
Automotive 2.5%
American Axle and Manufacturing, Inc., 1st Lien Term Loan B, 1M LIBOR + 2.25%, 4.76%, 04/06/2024	1,246,795	1,201,599
CH Hold Corp., Initial 2nd Lien Term Loan, PRIME + 6.25%, 11.75%, 02/03/2025	3,435,401	3,418,224
Navistar, Inc., Tranche 1st Lien Term Loan B, L + 3.50%, 11/06/2024 (e)	5,115,725	5,029,422
		9,649,245
Banking, Finance, Insurance & Real Estate 2.9%
Asurion, LLC, 2nd Lien Term Loan B-2, 1M LIBOR + 6.50%, 9.00%, 08/04/2025	1,549,695	1,557,444
Asurion, LLC, Replacement 1st Lien Term Loan B-6, 1M LIBOR + 3.00%, 5.50%, 11/03/2023	956,103	940,051
Blackhawk Network Holdings, Inc., 1st Lien Term Loan B, L + 3.00%, 06/15/2025 (e)	3,478,999	3,411,158
Financiere CEP, 1st Lien Term Loan B, (France), 3M EURIBOR + 4.25%, 4.25%, 01/31/2025	€3,000,000	3,327,912
Forest City Enterprises, L.P., Initial 1st Lien Term Loan, L + 4.00%, 12/07/2025 (e)	$1,156,351	1,154,420
Gulf Finance, LLC, Tranche 1st Lien Term Loan B, 1M LIBOR + 5.25%, 7.75%, 08/25/2023	1,243,794	973,891
		11,364,876
Chemicals, Plastics & Rubber 1.3%
HII Holding Corp., 1st Lien Term Loan, 1M LIBOR + 3.25%, 5.75%, 12/20/2019	976,156	973,110
HII Holding Corp., 2nd Lien Term Loan, 1M LIBOR + 8.50%, 11.00%, 12/21/2020 (d)	1,500,000	1,492,500
Starfruit Finco B.V., Initial 1st Lien Term Loan, (Netherlands), 1M LIBOR + 3.25%, 5.75%, 10/01/2025	2,542,735	2,483,947
		4,949,557
Construction & Building 0.6%
Forterra Finance, LLC, 1st Lien Replacement Term Loan, 1M LIBOR + 3.00%, 5.50%, 10/25/2023	2,493,622	2,280,268

Containers, Packaging & Glass 0.7%
BWAY Holding Co., Initial 1st Lien Term Loan, 3M LIBOR + 3.25%, 6.03%, 04/03/2024	2,743,038	2,641,902

Energy: Oil & Gas 1.7%
California Resources Corp., 1st Lien Term Loan, L + 10.38%, 12/31/2021 (e)	2,478,846	2,587,296
California Resources Corp., Initial 1st Lien Term Loan, 1M LIBOR + 4.75%, 7.25%, 12/31/2022	1,051,984	1,029,187
Summit Midstream Partners Holdings, LLC, Facility 1st Lien Term Loan, 1M LIBOR + 6.00%, 8.50%, 05/13/2022	1,894,319	1,850,522
Ultra Resources, Inc., 1st Lien Term Loan, 1M LIBOR + 4.00%, 6.50%, 04/12/2024	1,251,138	1,115,602
		6,582,607
Environmental Industries 1.3%
GFL Environmental, Inc., 1st Lien Term Loan B, (Canada), L + 3.00%, 05/30/2025 (e)	3,494,987	3,366,826
HD Supply Waterworks, Ltd., Initial 1st Lien Term Loan, 3M LIBOR + 3.00%, 5.71%, 08/01/2024	1,500,000	1,480,005
		4,846,831
Healthcare & Pharmaceuticals 8.2%
Albany Molecular Research, Inc., 2nd Lien Term Loan, 1M LIBOR + 7.00%, 9.50%, 08/30/2025	1,000,000	972,500
Albany Molecular Research, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.25%, 5.75%, 08/30/2024	1,453,628	1,408,653
Auris Luxembourg III SARL, 1st Lien Term Loan B, (Luxembourg), L + 3.75%, 07/24/2025 (e)	2,000,980	1,988,474
Bausch Health Cos Inc., 1st Lien Term Loan B, (Canada), 1M LIBOR + 3.00%, 5.51%, 06/02/2025	749,743	741,053
Bausch Health Cos, Inc., 1st Lien Term Loan, (Canada), 1M LIBOR + 2.75%, 5.26%, 11/27/2025	1,925,000	1,896,722
Concentra, Inc., Initial 2nd Lien Term Loan, 1M LIBOR + 6.50%, 9.02%, 06/01/2023	3,000,000	2,979,990
Envigo Laboratories, Inc., 1st Lien Term Loan, 3M LIBOR + 8.50%, 11.30%, 11/03/2021 (d)	1,130,977	1,068,773
Ethypharm S.A., 1st Lien Term Loan B, (France), 3M EURIBOR + 3.50%, 3.50%, 07/21/2023	€1,112,582	1,265,337
Gentiva Health Services, Inc., 2nd Lien Term Loan, 1M LIBOR + 7.00%, 9.50%, 07/02/2026	$1,963,993	1,986,088
Gentiva Health Services, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.75%, 6.25%, 07/02/2025 (d)	2,919,930	2,898,030
Hanger, Inc., 1st Lien Term Loan, 1M LIBOR + 3.50%, 6.00%, 03/06/2025 (d)	3,845,938	3,807,478

	Principal Amount	Value (a)
Senior Loans (b)(c)(j) (continued)
Healthcare & Pharmaceuticals (continued)
Immucor, Inc., 1st Lien Term Loan B-3, 3M LIBOR + 5.00%, 7.80%, 06/15/2021 (d)	$1,884,441	$1,872,664
Radiology Partners, Inc., 1st Lien Term Loan B, L + 4.25%, 07/09/2025 (d)(e)	2,812,713	2,812,713
Radiology Partners, Inc., 2nd Lien Term Loan B, 3M LIBOR + 7.25%, 10.05%, 07/08/2026 (d)	1,923,888	1,901,956
Radnet Management, Inc., 1st Lien Term Loan B-1, 3M LIBOR + 3.75%, 6.53%, 06/30/2023 (d)	2,674,026	2,663,998
RegionalCare Hospital Partners Holdings, Inc., 1st Lien Term Loan B, 1M LIBOR + 4.50%, 7.13%, 11/16/2025	1,428,599	1,392,527
		31,656,956
High Tech Industries 1.8%
Diebold Nixdorf, Inc., 1st Lien Term Loan A, 1M LIBOR + 9.25%, 11.63%, 08/30/2022	2,145,259	2,191,746
Oberthur Technologies S.A., 2017 EUR 1st Lien Term Loan, (France), EURIBOR + 3.75%, 01/10/2024 (e)	€2,500,000	2,784,962
Verifone Systems, Inc., 2nd Lien Term Loan, 3M LIBOR + 8.00%, 10.64%, 08/20/2026	$615,385	602,154
Verifone Systems, Inc., Initial 1st Lien Term Loan, 3M LIBOR + 4.00%, 6.64%, 08/20/2025	1,496,250	1,464,455
		7,043,317
Media: Broadcasting & Subscription 0.6%
Intelsat Jackson Holdings S.A., 1st Lien Term Loan B-4, (Luxembourg), 1M LIBOR + 4.50%, 7.00%, 01/02/2024	703,125	711,331
Intelsat Jackson Holdings S.A., Tranche 1st Lien Term Loan B-3, (Luxembourg), 1M LIBOR + 3.75%, 6.25%, 11/27/2023	1,800,000	1,782,324
		2,493,655
Media: Diversified & Production 0.8%
Equinox Holdings, Inc., 1st Lien Term Loan B-1, 1M LIBOR + 3.00%, 5.50%, 03/08/2024	1,965,125	1,937,122
Equinox Holdings, Inc., Initial 2nd Lien Term Loan, 1M LIBOR + 7.00%, 9.50%, 09/06/2024	1,050,000	1,047,375
		2,984,497
Retail 1.2%
Action Holding B.V., 1st Lien Term Loan, (Netherlands), 3M EURIBOR + 3.25%, 3.25%, 03/07/2025	€2,050,000	2,296,761
Petco Animal Supplies, Inc., 1st Lien Term Loan, L + 3.25%, 01/26/2023	$2,943,665	2,250,255
		4,547,016
Services: Business 0.6%
NEP/NCP Holdco, Inc., Initial 1st Lien Term Loan, 1M LIBOR + 3.25%, 5.75%, 10/20/2025	1,630,000	1,607,082
CASMAR Holdings Pty, Ltd., USD 1st Lien Term Loan, (Australia), 3M LIBOR + 4.50%, 7.21%, 12/08/2023	869,110	736,571
		2,343,653
Services: Consumer 1.4%
CD&R Firefly Bidco, Ltd., Facility 1st Lien Term Loan, (Great Britain), 3M GBP LIBOR + 4.50%, 5.41%, 06/23/2025	£2,000,000	2,542,916
General Nutrition Centers, Inc., 1st Lien Term Loan, 1M LIBOR + 7.00%, 9.50%, 12/31/2022	$1,277,425	1,292,601
St. George’s University Scholastic Services, LLC, 1st Lien Delayed Draw Term Loan, L + 3.50%, 07/17/2025 (d)(f)	474,576	(2,373)
St. George’s University Scholastic Services, LLC, 1st Lien Term Loan, 1M LIBOR + 3.50%, 6.00%, 07/17/2025 (d)	1,515,890	1,508,310
		5,341,454
Telecommunications 0.9%
Level 3 Financing, Inc., 2017 1st Lien Term Loan B, 1M LIBOR + 2.25%, 4.76%, 02/22/2024	1,750,000	1,717,188
Pi U.S. Mergerco, Inc., Facility 1st Lien Term Loan, 1M LIBOR + 3.50%, 6.00%, 01/03/2025	1,995,477	1,943,595
		3,660,783
Transportation: Consumer 0.4%
Air Medical Group Holdings, Inc., 2018 1st Lien Term Loan B1, 1M LIBOR + 3.25%, 5.68%, 04/28/2022	1,496,222	1,403,950

Utilities: Electric 1.3%
Brookfield WEC Holdings, Inc., 2018 1st Lien Term Loan, L + 3.75%, 08/01/2025 (e)	2,950,820	2,933,439
Edgewater Generation, LLC, 1st Lien Term Loan, L + 3.75%, 12/13/2025 (e)	2,214,388	2,190,584
		5,124,023
Total Senior Loans (Cost: $115,404,629)		113,699,456

	Principal Amount	Value (a)
Corporate Bonds 64.8%
Aerospace and Defense 4.1%
Air Methods Corp., 144A, 8.00%, 05/15/2025 (c)	$2,491,000	$1,245,500
Bombardier, Inc., 144A, (Canada), 7.50%, 12/01/2024 (c)	2,000,000	1,940,000
Bombardier, Inc., 144A, (Canada), 7.75%, 03/15/2020 (c)	1,500,000	1,545,000
Bombardier, Inc., 144A, (Canada), 8.75%, 12/01/2021 (c)	2,250,000	2,388,488
DAE Funding, LLC, 144A, 5.25%, 11/15/2021 (c)	1,500,000	1,511,250
DAE Funding, LLC, 144A, 5.75%, 11/15/2023 (c)	1,500,000	1,515,000
Leidos, Inc., 7.13%, 07/01/2032	2,500,000	2,551,775
StandardAero Aviation Holdings, Inc., 144A, 10.00%, 07/15/2023 (c)	2,750,000	2,966,562
		15,663,575
Automotive 1.6%
American Axle and Manufacturing, Inc., 6.63%, 10/15/2022	2,250,000	2,286,563
Goodyear Tire and Rubber Co., 8.75%, 08/15/2020	3,522,000	3,759,735
		6,046,298
Banking, Finance, Insurance & Real Estate 3.8%
Acrisure, LLC / Acrisure Finance, Inc., 144A, 8.13%, 02/15/2024 (c)	1,762,000	1,792,835
Alliant Holdings Intermediate, LLC / Alliant Holdings Co-Issuer, 144A, 8.25%, 08/01/2023 (c)	1,250,000	1,268,750
Ally Financial, Inc., 7.50%, 09/15/2020	1,500,000	1,580,625
Ally Financial, Inc., 8.00%, 03/15/2020	1,250,000	1,307,812
KB Home, 8.00%, 03/15/2020	3,500,000	3,644,375
Summit Materials, LLC, 8.50%, 04/15/2022	5,000,000	5,231,250
		14,825,647
Beverage, Food & Tobacco 0.2%
Simmons Foods, Inc., 7.75%, 01/15/2024	660,000	679,800

Capital Equipment 1.2%
Welbilt, Inc., 9.50%, 02/15/2024	4,398,000	4,716,855

Chemicals, Plastics & Rubber 3.3%
Aruba Investments, Inc., 144A, 8.75%, 02/15/2023 (c)	2,500,000	2,500,000
Blue Cube Spinco, Inc., 9.75%, 10/15/2023	5,500,000	6,132,500
CF Industries, Inc., 7.13%, 05/01/2020	3,125,000	3,234,375
Starfruit Finco B.V., 144A, (Netherlands), 8.00%, 10/01/2026 (c)	800,000	798,000
		12,664,875
Consumer goods: Durable 2.2%
Energizer Holdings, Inc., 144A, 7.75%, 01/15/2027 (c)	2,500,000	2,575,875
Manitowoc Co., Inc., 144A, 12.75%, 08/15/2021 (c)	5,750,000	6,130,938
		8,706,813
Containers, Packaging & Glass 1.6%
Ardagh Packaging Finance PLC, 144A, (Ireland), 7.25%, 05/15/2024 (c)	1,500,000	1,550,625
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	4,350,000	4,746,938
		6,297,563
Energy: Oil & Gas 7.5%
Calfrac Holdings, LP, 144A, 8.50%, 06/15/2026 (c)	1,250,000	937,500
Denbury Resources, Inc., 144A, 9.00%, 05/15/2021 (c)	3,750,000	3,712,500
Energy Transfer Equity, LP, 7.50%, 10/15/2020	6,000,000	6,367,500
Exterran Energy Solutions, L.P. / EES Finance Corp., 8.13%, 05/01/2025	3,001,000	2,933,477
Extraction Oil & Gas, Inc., 144A, 7.38%, 05/15/2024 (c)	2,143,000	1,982,275
FTS International, Inc., 6.25%, 05/01/2022	583,000	545,105
Great Western Petroleum, LLC, 144A, 9.00%, 09/30/2021 (c)	2,503,000	2,233,928
Rowan Cos., Inc., 7.38%, 06/15/2025	2,000,000	1,720,000

	Principal Amount	Value (a)
Corporate Bonds (continued)
Energy: Oil & Gas (continued)
Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp., 144A, 6.50%, 07/15/2027 (c)	$1,468,663	$1,514,544
Vine Oil and Gas, LP, 144A, 9.75%, 04/15/2023 (c)	1,824,000	1,523,040
Williams Cos., Inc., 8.75%, 03/15/2032	4,000,000	5,390,801
		28,860,670
Environmental Industries 0.7%
Clean Harbors, Inc., 5.13%, 06/01/2021	1,430,000	1,419,275
GFL Environmental, Inc., 144A, (Canada), 5.38%, 03/01/2023 (c)	1,207,000	1,128,545
		2,547,820
Healthcare & Pharmaceuticals 7.5%
Bausch Health Cos., Inc., 144A, (Canada), 5.63%, 12/01/2021 (c)	30,000	30,038
DJO Finance Corp., 144A, 8.13%, 06/15/2021 (c)	2,000,000	2,078,400
HCA, Inc., 6.50%, 02/15/2020	1,250,000	1,284,375
HCA, Inc., 7.50%, 02/15/2022	2,250,000	2,463,750
HCA, Inc., 7.69%, 06/15/2025	3,000,000	3,300,000
Immucor, Inc., 144A, 11.13%, 02/15/2022 (c)	3,261,000	3,326,220
MPH Acquisition Holdings, LLC, 144A, 7.13%, 06/01/2024 (c)	1,250,000	1,241,250
RegionalCare Hospital Partners Holdings, Inc., 144A, 8.25%, 05/01/2023 (c)	2,500,000	2,637,500
Sotera Health Holdings, LLC, 144A, 6.50%, 05/15/2023 (c)	3,000,000	3,022,500
Surgery Center Holdings, Inc., 144A, 8.88%, 04/15/2021 (c)	1,500,000	1,530,000
Tenet Healthcare Corp., 8.13%, 04/01/2022	2,125,000	2,223,281
Vizient, Inc., 144A, 10.38%, 03/01/2024 (c)	5,500,000	5,960,625
		29,097,939
High Tech Industries 3.3%
Dell International, LLC, 144A, 6.02%, 06/15/2026 (c)	4,750,000	4,968,321
Genesys Telecommunications Laboratories Inc., 144A, 10.00%, 11/30/2024 (c)	4,750,000	5,094,375
Nuance Communications, Inc., 5.63%, 12/15/2026	1,498,000	1,468,040
TIBCO Software, Inc., 144A, 11.38%, 12/01/2021 (c)	1,000,000	1,052,500
		12,583,236
Hotel, Gaming & Leisure 6.1%
Boyd Gaming Corporation, 6.88%, 05/15/2023	3,625,000	3,767,752
GEO Group, Inc., 5.88%, 01/15/2022	2,625,000	2,556,094
GEO Group, Inc., 6.00%, 04/15/2026	1,432,000	1,279,850
GLP Capital, L.P. / GLP Financing II, Inc., 5.38%, 04/15/2026	750,000	765,998
GLP Capital, L.P. / GLP Financing II, Inc., 5.75%, 06/01/2028	2,000,000	2,084,680
Golden Nugget, Inc., 144A, 8.75%, 10/01/2025 (c)	2,500,000	2,562,500
MGM Resorts International, 7.75%, 03/15/2022	337,000	366,066
MGM Resorts International, 8.63%, 02/01/2019	5,250,000	5,250,000
Scientific Games International, Inc., 6.63%, 05/15/2021	3,750,000	3,712,500
Scientific Games International, Inc., 10.00%, 12/01/2022	1,250,000	1,314,062
		23,659,502
Media: Advertising, Printing & Publishing 3.3%
EMI Music Publishing Group North America Holdings, Inc., 144A, 7.63%, 06/15/2024 (c)	5,392,000	5,719,187
Lee Enterprises, Inc., 144A, 9.50%, 03/15/2022 (c)	5,175,000	5,213,812
Yell Bondco PLC, 144A, (Great Britain), 8.50%, 05/02/2023 (c)	£1,750,000	2,013,512
		12,946,511
Media: Broadcasting & Subscription 6.3%
Belo Corp., 7.25%, 09/15/2027	$5,750,000	5,936,875
CSC Holdings, LLC, 144A, 7.50%, 04/01/2028 (c)	1,000,000	1,027,500
CSC Holdings, LLC, 144A, 7.75%, 07/15/2025 (c)	550,000	576,125
CSC Holdings, LLC, 144A, 10.13%, 01/15/2023 (c)	1,000,000	1,079,800

	Principal Amount	Value (a)
Corporate Bonds (continued)
Media: Broadcasting & Subscription (continued)
CSC Holdings, LLC, 144A, 10.88%, 10/15/2025 (c)	$1,760,000	$2,028,734
Gray Television, Inc., 144A, 7.00%, 05/15/2027 (c)	2,000,000	2,070,800
Hughes Satellite Systems Corp., 7.63%, 06/15/2021	3,001,000	3,181,060
Intelsat Jackson Holdings S.A., 144A, (Luxembourg), 8.00%, 02/15/2024 (c)	2,000,000	2,082,500
Lamar Media Corporation, 5.75%, 02/01/2026	1,500,000	1,553,400
Lamar Media Corporation, 144A, 5.75%, 02/01/2026 (c)(i)	2,500,000	2,589,000
Quebecor Media, Inc., (Canada), 5.75%, 01/15/2023	2,000,000	2,060,000
		24,185,794
Media: Diversified & Production 0.7%
Life Time Fitness, Inc., 144A, 8.50%, 06/15/2023 (c)	2,745,000	2,796,469

Metals & Mining 2.6%
Freeport-McMoRan, Inc., 6.88%, 02/15/2023	3,250,000	3,396,250
New Gold, Inc., 144A, (Canada), 6.25%, 11/15/2022 (c)	1,750,000	1,614,375
Teck Resources, Ltd., 144A, (Canada), 8.50%, 06/01/2024 (c)	2,955,000	3,183,983
Zekelman Industries, Inc., 144A, 9.88%, 06/15/2023 (c)	1,850,000	1,965,625
		10,160,233
Retail 0.4%
L Brands, Inc., 6.88%, 11/01/2035	1,712,000	1,468,040

Services: Business 1.7%
Solera, LLC, 144A, 10.50%, 03/01/2024 (c)	3,479,000	3,774,645
United Rentals North America, Inc., 6.50%, 12/15/2026	1,500,000	1,556,250
West Corp., 144A, 8.50%, 10/15/2025 (c)	1,500,000	1,250,625
		6,581,520
Telecommunications 4.1%
Altice Financing S.A., 144A, (Luxembourg), 7.50%, 05/15/2026 (c)	500,000	473,750
Altice Finco S.A., 144A, (Luxembourg), 8.13%, 01/15/2024 (c)	1,500,000	1,477,500
Altice France S.A., 144A, (France), 7.38%, 05/01/2026 (c)	2,500,000	2,409,350
Altice France S.A., 144A, (France), 8.13%, 02/01/2027 (c)	769,000	755,465
Altice Luxembourg S.A., 144A, (Luxembourg), 7.75%, 05/15/2022 (c)	1,000,000	970,000
Sprint Capital Corp., 6.90%, 05/01/2019	1,000,000	1,006,500
Sprint Corp., 7.63%, 03/01/2026	1,425,000	1,480,219
Sprint Spectrum Co., LLC, 144A, 4.74%, 03/20/2025 (c)	1,000,000	998,750
Sprint Spectrum Co., LLC, 144A, 5.15%, 03/20/2028 (c)	1,000,000	1,007,180
T-Mobile USA, Inc., 6.38%, 03/01/2025	3,500,000	3,631,250
T-Mobile USA, Inc., 6.50%, 01/15/2026	1,500,000	1,586,250
		15,796,214
Transportation: Cargo 0.9%
XPO Logistics, Inc., 144A, 6.50%, 06/15/2022 (c)	3,500,000	3,574,375

Utilities: Electric 1.7%
Dynegy, Inc., 7.63%, 11/01/2024	3,500,000	3,718,750
NRG Energy, Inc., 7.25%, 05/15/2026	2,500,000	2,702,000
		6,420,750
Total Corporate Bonds (Cost: $253,444,254)		250,280,499

Collateralized Loan Obligations 48.8% (c)(d)(h)
Collateralized Loan Obligations - Debt 35.4% (b)
AMMC CLO XI, Ltd., (Cayman Islands), 3M LIBOR + 5.80%, 8.55%, 04/30/2031	2,000,000	1,872,682
AMMC CLO XI, Ltd., (Cayman Islands), 3M LIBOR + 7.95%, 10.70%, 04/30/2031	500,000	454,944
AMMC CLO XIII, Ltd., (Cayman Islands), 3M LIBOR + 6.95%, 9.73%, 07/24/2029	2,000,000	1,966,446
AMMC CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 7.35%, 10.12%, 07/25/2029	1,250,000	1,249,951

	Principal Amount	Value (a)
Collateralized Loan Obligations (c)(d)(h) (continued)
Collateralized Loan Obligations - Debt (b) (continued)
AMMC CLO XIX, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 9.79%, 10/15/2028	$2,000,000	$1,984,326
AMMC CLO XXII, Ltd., (Cayman Islands), 3M LIBOR + 5.50%, 8.27%, 04/25/2031	3,000,000	2,753,739
Apidos CLO XI, Ltd., (Cayman Islands), 3M LIBOR + 7.65%, 10.42%, 01/17/2028	1,500,000	1,499,837
Apidos CLO XX, Ltd., (Cayman Islands), 3M LIBOR + 5.70%, 8.48%, 07/16/2031	2,000,000	1,908,274
Apidos CLO XX, Ltd., (Cayman Islands), 3M LIBOR + 8.70%, 11.48%, 07/16/2031	850,000	807,309
Atlas Senior Loan Fund VII, Ltd., (Cayman Islands), 3M LIBOR + 8.05%, 10.76%, 11/27/2031	1,550,000	1,414,522
Bain Capital Credit CLO 2016-2, (Cayman Islands), 3M LIBOR + 7.04%, 9.83%, 01/15/2029	2,000,000	1,988,308
Benefit Street Partners CLO IV, Ltd., (Cayman Islands), 3M LIBOR + 7.25%, 10.01%, 01/20/2029	2,500,000	2,499,860
California Street CLO IX, LP 2012-9A, (Cayman Islands), 3M LIBOR + 7.18%, 9.96%, 10/16/2028	2,000,000	1,984,972
Canyon Capital CLO, Ltd., (Cayman Islands), 3M LIBOR + 5.75%, 8.54%, 07/15/2031	750,000	685,805
CARLYLE US CLO 2017-1, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 8.76%, 04/20/2031	3,000,000	2,875,455
CBAM 2017-3, Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 9.27%, 10/17/2029	2,000,000	1,955,420
CBAM 2017-3, Ltd., 3M LIBOR + 6.50%, 9.27%, 10/17/2029	1,000,000	977,710
Cedar Funding VIII Clo, Ltd., (Cayman Islands), 3M LIBOR + 6.35%, 9.12%, 10/17/2030	2,000,000	1,945,392
Crestline Denali CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 6.35%, 9.12%, 10/23/2031	2,000,000	1,915,814
Crestline Denali CLO XV, Ltd., (Cayman Islands), 3M LIBOR + 7.35%, 10.11%, 04/20/2030	3,875,000	3,840,334
Denali Capital CLO XII, Ltd., (Cayman Islands), 3M LIBOR + 5.90%, 8.69%, 04/15/2031	5,000,000	4,685,610
Dryden 45 Senior Loan Fund, (Cayman Islands), 3M LIBOR + 5.85%, 8.64%, 10/15/2030	3,000,000	2,851,536
Dryden XL Senior Loan Fund, (Cayman Islands), 3M LIBOR + 5.75%, 8.37%, 08/15/2031	3,000,000	2,833,665
Dryden XLIII Senior Loan Fund, (Cayman Islands), 3M LIBOR + 6.10%, 8.86%, 07/20/2029	4,000,000	3,856,216
Dryden XXVI Senior Loan Fund, (Cayman Islands), 3M LIBOR + 5.54%, 8.33%, 04/15/2029	2,000,000	1,895,206
Goldentree Loan Opportunities X, Ltd., (Cayman Islands), 3M LIBOR + 5.65%, 8.41%, 07/20/2031	1,750,000	1,642,270
Halcyon Loan Advisors Funding, Ltd. 2015-1, (Cayman Islands), 3M LIBOR + 5.65%, 8.43%, 04/20/2027	750,000	729,345
Highbridge Loan Management, Ltd. 2013-2, (Cayman Islands), 3M LIBOR + 8.25%, 11.01%, 10/20/2029	2,250,000	2,096,050
Highbridge Loan Management, Ltd. 2014-4, (Cayman Islands), 3M LIBOR + 7.36%, 10.13%, 01/28/2030	2,000,000	1,763,186
ICG U.S. CLO, Ltd. 2018-2, (Cayman Islands), 3M LIBOR + 5.75%, 8.51%, 07/22/2031	1,200,000	1,097,245
KKR CLO 15, Ltd., (Cayman Islands), 3M LIBOR + 6.44%, 8.88%, 01/18/2032	3,000,000	2,898,483
LCM XV, LP, (Cayman Islands), 3M LIBOR + 6.50%, 9.26%, 07/20/2030	1,850,000	1,805,668
LCM XVII, LP, (Cayman Islands), 3M LIBOR + 6.00%, 8.79%, 10/15/2031	3,750,000	3,589,012
LCM XXIII, LP, (Cayman Islands), 3M LIBOR + 7.05%, 9.81%, 10/20/2029	3,000,000	2,999,841
Madison Park Funding XXVI, Ltd., (Cayman Islands), 3M LIBOR + 6.50%, 9.25%, 07/29/2030	1,500,000	1,477,559
Madison Park Funding XXXII, Ltd., (Cayman Islands), 3M LIBOR + 7.10%, 9.82%, 01/22/2031	3,000,000	2,925,477
Marble Point CLO XIV, Ltd., (Cayman Islands), 3M LIBOR + 6.53%, 9.25%, 01/20/2032	2,500,000	2,425,795
Mountain Hawk III CLO, Ltd., (Cayman Islands), 3M LIBOR + 4.85%, 7.63%, 04/18/2025	2,000,000	1,853,290
Neuberger Berman CLO XVII, Ltd. 2014-17A, (Cayman Islands), 3M LIBOR + 6.55%, 9.31%, 04/22/2029	1,000,000	956,119
Northwoods Capital XII-B, Ltd., (Cayman Islands), 3M LIBOR + 5.79%, 8.58%, 06/15/2031	2,000,000	1,833,524
Oaktree CLO, Ltd. 2014-1, (Cayman Islands), 3M LIBOR + 6.30%, 8.92%, 05/13/2029	5,000,000	4,769,490
Octagon Investment Partners XV, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 9.76%, 07/19/2030	1,500,000	1,477,791
Octagon Loan Funding, Ltd., (Cayman Islands), 3M LIBOR + 6.00%, 8.64%, 11/18/2031	3,000,000	2,853,621
OHA Credit Partners VII, Ltd., (Cayman Islands), 3M LIBOR + 7.50%, 10.15%, 11/20/2027	2,850,000	2,849,675
OHA Credit Partners XI, Ltd., (Cayman Islands), 3M LIBOR + 7.90%, 10.66%, 01/20/2032	2,750,000	2,507,909
OHA Credit Partners XII, Ltd., (Cayman Islands), 3M LIBOR + 5.45%, 8.22%, 07/23/2030	1,500,000	1,387,928
OZLM XI, Ltd., (Cayman Islands), 3M LIBOR + 7.00%, 9.75%, 10/30/2030	2,750,000	2,749,981
Silver Creek CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.40%, 9.16%, 07/20/2030	1,000,000	958,785
Steele Creek CLO, Ltd. 2015-1, (Cayman Islands), 3M LIBOR + 8.85%, 11.50%, 05/21/2029	3,000,000	2,898,921
Steele Creek CLO, Ltd. 2016-1, (Cayman Islands), 3M LIBOR + 5.75%, 8.54%, 06/15/2031	3,000,000	2,742,939
TCI-Cent CLO, Ltd. 2016-1, (Cayman Islands), 3M LIBOR + 6.75%, 9.52%, 12/21/2029	2,000,000	1,943,156
TCI-Flatiron Clo 2018-1, Ltd., (Cayman Islands), 3M LIBOR + 6.60%, 9.43%, 01/29/2032 (g)	3,000,000	2,850,000
TCI-Symphony CLO, Ltd. 2017-1, (Cayman Islands), 3M LIBOR + 6.45%, 9.24%, 07/15/2030	2,100,000	2,016,311
THL Credit Wind River CLO, Ltd. 2015-2, (Cayman Islands), 3M LIBOR + 7.80%, 10.59%, 10/15/2027	2,000,000	1,881,720
Venture 28A CLO, Ltd., (Cayman Islands), 3M LIBOR + 6.16%, 8.92%, 10/20/2029	3,000,000	2,884,146
Venture XXIV CLO, Ltd. 2016-24A, (Cayman Islands), 3M LIBOR + 6.72%, 9.48%, 10/20/2028	700,000	684,748
Venture XXVI CLO, Ltd. 2017-26A, (Cayman Islands), 3M LIBOR + 6.80%, 9.56%, 01/20/2029	1,000,000	965,002
Venture XXVII CLO, Ltd. 2017-27A, (Cayman Islands), 3M LIBOR + 6.35%, 9.11%, 07/20/2030	2,025,000	1,964,422
Venture XXVIII CLO, Ltd. 2017-28A, (Cayman Islands), 3M LIBOR + 6.16%, 8.92%, 10/20/2029	1,000,000	961,382
Vibrant CLO X, Ltd., (Cayman Islands), 3M LIBOR + 6.19%, 8.63%, 10/20/2031	3,000,000	2,816,178

	Principal Amount	Value (a)
Collateralized Loan Obligations (c)(d)(h) (continued)
Collateralized Loan Obligations - Debt (b) (continued)
Voya CLO, Ltd. 2013-3, (Cayman Islands), 3M LIBOR + 5.90%, 8.68%, 10/18/2031	$2,750,000	$2,588,292
Voya CLO, Ltd. 2015-3, (Cayman Islands), 3M LIBOR + 6.20%, 8.96%, 10/20/2031	3,000,000	2,872,455
Voya CLO, Ltd. 2017-3, (Cayman Islands), 3M LIBOR + 6.20%, 8.96%, 07/20/2030	2,390,000	2,297,022
Wellfleet CLO, Ltd. 2017-2, (Cayman Islands), 3M LIBOR + 6.75%, 9.51%, 10/20/2029	2,000,000	1,944,668
		136,662,739
Collateralized Loan Obligations - Equity 13.4%
Allegro CLO VIII, Ltd., (Cayman Islands), 15.90%, 07/15/2031	3,500,000	2,804,406
Allegro CLO, Ltd. 2017-1A, (Cayman Islands), 14.26%, 10/16/2030	2,000,000	1,718,890
AMMC CLO XXI, Ltd., (Cayman Islands), 11.93%, 11/02/2030	500,000	361,932
Atlas Senior Loan Fund III, Ltd., (Cayman Islands), 9.35%, 11/17/2027	1,800,000	612,533
Carlyle Global Market Strategies CLO, Ltd. 2013-4, (Cayman Islands), 30.39%, 01/15/2031	1,259,000	682,212
Carlyle Global Market Strategies CLO, Ltd. 2018-3, (Cayman Islands), 13.85%, 10/15/2030	3,222,500	2,527,210
Carlyle Global Market Strategies, Ltd. CLO 2017-3, (Cayman Islands), 12.76%, 07/20/2029	1,750,000	1,298,967
Cedar Funding IV CLO, Ltd., (Cayman Islands), 18.96%, 07/23/2030	2,500,000	1,833,600
Cedar Funding V CLO, Ltd., (Cayman Islands), 17.60%, 07/17/2031	2,546,000	2,320,570
Cedar Funding VI CLO, Ltd., (Cayman Islands), 14.12%, 10/20/2028	2,000,000	1,702,790
Cedar Funding VIII CLO, Ltd., (Cayman Islands), 9.17%, 10/17/2030	2,000,000	1,539,860
Crestline Denali CLO XVI, Ltd. 2018-1A, (Cayman Islands), 13.45%, 01/20/2030	2,000,000	1,536,194
Dryden 57 CLO, Ltd., (Cayman Islands), 12.96%, 05/15/2031	573,500	491,477
Halcyon Loan Advisors Funding, Ltd. 2017-1, (Cayman Islands), 13.04%, 06/25/2029	1,750,000	1,364,709
ICG U.S. CLO, Ltd. 2018-2, (Cayman Islands), 16.76%, 07/22/2031	3,500,000	3,172,323
LCM XIII, LP, (Cayman Islands), 6.58%, 01/19/2023	2,175,000	899,336
LCM XV, LP, (Cayman Islands), 16.18%, 07/20/2030	5,875,000	2,319,033
LCM XXIII, LP, (Cayman Islands), 4.02%, 10/20/2029	3,100,000	1,770,308
Madison Park Funding XII, Ltd., (Cayman Islands), 15.09%, 07/20/2026	4,000,000	1,785,668
Madison Park Funding XXXI, Ltd., (Cayman Islands), 13.85%, 01/23/2048	2,000,000	1,866,536
Mariner CLO, Ltd. 2018-5, (Cayman Islands), 14.79%, 04/25/2031	2,567,500	2,066,319
Oaktree CLO, Ltd. 2015-1A, (Cayman Islands), 22.70%, 10/20/2027	4,000,000	2,792,532
Oaktree CLO, Ltd. 2018-1, (Cayman Islands), 13.85%, 10/20/2030	4,250,000	3,844,002
OHA Credit Partners VII, Ltd., (Cayman Islands), 9.52%, 11/20/2027	2,000,000	1,265,532
OZLM XIX, Ltd. 2017-19A, (Cayman Islands), 11.45%, 11/22/2030	2,440,000	1,838,247
OZLM XXI, Ltd. 2017-21A, (Cayman Islands), 14.25%, 01/20/2031	1,750,000	1,352,069
Venture XXX CLO, Ltd., (Cayman Islands), 14.62%, 01/15/2031	2,100,000	1,696,701
Vibrant CLO VI, Ltd., (Cayman Islands), 10.45%, 06/20/2029	1,500,000	1,101,752
Voya CLO, Ltd. 2017-2, (Cayman Islands), 11.63%, 06/07/2030	1,000,000	696,310
Wellfleet CLO, Ltd. 2018-3, (Cayman Islands), 13.85%, 01/20/2032	3,000,000	2,596,842
West CLO 2013-1, Ltd., (Cayman Islands), 0.00%, 11/07/2025	500,000	139,317
		51,998,177
Total Collateralized Loan Obligations (Cost: $195,172,217)		188,660,916

	Shares
Common Stocks 0.4% (c)(d)
Energy: Oil & Gas 0.2%
Templar Energy, LLC, Class A Common Equity	145,457	81,892
Templar Energy, LLC, Class A Preferred Equity (g)(l)	235,016	789,655
		871,547
Services: Business 0.2%
Affinion Group Holdings, Inc., (k)	87,683	613,781
Total Common Stocks (Cost: $11,523,094)		1,485,328

Total Investments - 143.4% (Cost: $575,544,194)	$554,126,199
Liabilities in Excess of Other Assets - (43.4%)	(167,730,354)
Net Assets - 100.0%	$386,395,845

Footnotes:

(a)    Investment holdings in foreign currencies are converted to U.S. Dollars using period end spot rates.  All investments are in United States enterprises unless otherwise noted.

(b)    Variable coupon rate shown as of January 31, 2019.

(c)     All of Ares Dynamic Credit Allocation Fund, Inc.’s (the “Fund”) Senior Loans, Collateralized Loan Obligations, Common Stocks and Corporate Bonds issued as 144A, which as of January 31, 2019 represented 111.5% of the Fund’s net assets or 74.1% of the Fund’s total assets, are subject to legal restrictions on sales.

(d)    Investments categorized as a significant unobservable input (Level 3) (See Note 3 of the Notes to Schedule of Investments).

(e)     This position or a portion of this position represents an unsettled loan purchase.  The interest rate will be determined at the time of settlement and will be based upon the London Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor plus a spread which was determined at the time of purchase.

(f)      As of January 31, 2019, the Fund had entered into the following commitments to fund various revolving and delayed draw senior secured and subordinated loans. Such commitments are subject to the satisfaction of certain conditions set forth in the documents governing these loans and there can be no assurance that such conditions will be satisfied. See Note 2 of the Notes to Schedule of Investments for further information on revolving and delayed draw loan commitments.

Unfunded security	Total revolving and delayed draw loan commitments	Less: drawn commitments	Total undrawn commitments
St. George’s University Scholastic Services, LLC	$474,576	$—	$474,576
Total	$474,576	$—	$474,576

(g)     Security valued at fair value using methods determined in good faith by or under the direction of the board of directors.

(h)    Collateralized Loan Obligations are all issued as 144A securities.

(i)        When-Issued or delayed delivery security based on typical market settlement convention for such security.

(j)       Interest rates on floating rate term loans adjust periodically based upon a predetermined schedule. Stated interest rates in this schedule represents the “all-in” rate as of January 31, 2019.

(k)    Non-income producing security as of January 31, 2019.

(l)        Payment-In-Kind security (“PIK”), which may pay interest/dividends in additional par/shares.

As of January 31, 2019, the aggregate cost of securities for Federal income tax purposes was $575,650,222.

Unrealized appreciation and depreciation on investments for Federal income tax purposes are as follows:

Gross unrealized appreciation	$4,324,989
Gross unrealized depreciation	(25,849,012)
Net unrealized depreciation	$(21,524,023)

Abbreviations:

144A Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

CLO  Collateralized Loan Obligation

Currencies:

€            Euro Currency

£            British Pounds

$            U.S. Dollars

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments

January 31, 2019 (Unaudited)

(1) Organization

Ares Dynamic Credit Allocation Fund, Inc. (NYSE: ARDC) (“ARDC” or “Fund”) is a corporation incorporated under the laws of the State of Maryland and registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the ‘‘Investment Company Act’’), as a closed-end, diversified, management investment company, and intends to qualify each year to be treated as a Regulated Investment Company (“RIC”), under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund commenced operations on November 27, 2012. Ares Capital Management II LLC (the ‘‘Adviser’’) was registered as a Registered Investment Adviser with the SEC on June 9, 2011 and serves as the investment adviser to the Fund.

Investment Objective and Policies

The Fund’s investment objective is to seek an attractive risk adjusted level of total return, primarily through current income and, secondarily, through capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in a broad, dynamically managed portfolio of (i) senior secured loans (“Senior Loans”) made primarily to companies whose debt is rated below investment grade, (ii) corporate bonds (“Corporate Bonds”) that are primarily high yield issues rated below investment grade, (iii) other fixed-income instruments of a similar nature that may be represented by derivatives, and (iv) securities issued by entities commonly referred to as collateralized loan obligations (“CLOs”) and other asset-backed securities. The Fund’s investments in CLOs may include investments in subordinated tranches of CLO securities. The Adviser will dynamically allocate the Fund’s portfolio among investments in the various targeted credit markets, to seek to manage interest rate and credit risk and the duration of the Fund’s portfolio. Under normal market conditions, the Fund will not invest more than (i) 40% of its Managed Assets in CLOs and other asset-backed securities, or (ii) 10% of its Managed Assets in subordinated (or residual) tranches of CLO securities. “Managed Assets” means the total assets of the Fund (including any assets attributable to any preferred shares that may be issued or to indebtedness) minus the Fund’s liabilities other than liabilities relating to indebtedness.

(2) Significant Accounting Policies

Basis of Presentation

The accompanying schedule of investments has been prepared on an accrual basis of accounting in conformity with U.S. generally accepted accounting principles (“GAAP”), and includes the accounts of the Fund. The Fund is an investment company following accounting and reporting guidance in Financial Accounting Standards (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Adviser makes estimates and assumptions that affect the reported amounts and disclosures in the schedule of investments. Actual results may differ from those estimates and such differences may be material.

Investments Valuation

All investments in securities are recorded at their fair value, as described in more detail in Note 3.

Interest Income

Interest income is recorded on the accrual basis to the extent that such amounts are expected to be collected, and adjusted for accretion of discounts and amortization of premiums.

Discounts and Premiums

Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method. The adjusted cost of investments represents the original cost adjusted for PIK interest and the accretion of discounts and amortization of premiums.

Cash and Cash Equivalents

The Fund considers all highly liquid investments with original maturities of 90 days or less to be cash equivalents. The Fund’s cash and cash equivalents are maintained with a major United States financial institution, which is a member of the Federal Deposit Insurance Corporation. While the Fund’s current cash balance exceeds insurance limits, the risk of loss is remote.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (Continued)

January 31, 2019 (Unaudited)

Investment Transactions, Related Investment Income and Expenses

Investment transactions are accounted for on the trade date.  Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is earned from settlement date and is recorded on the accrual basis. Realized gains and losses are reported on the specific identification method. Expenses are recorded on the accrual basis as incurred.

Foreign Currency Transactions

Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates effective on the date of valuation; and (ii) purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates prevailing on transaction dates.

The Fund does not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amounts of income and expense items recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency gains and losses arise from the changes in fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investments in foreign companies and securities of foreign governments may involve special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government.  These risks include, among other things, revaluation of currencies, less reliable information about issuers, different transaction clearance and settlement practices, and potential future adverse political and economic developments.  Moreover, investments in foreign companies and securities of foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies and the U.S. government.

Commitments and Contingencies

In the normal course of business, the Fund’s investment activities involve executions, settlement and financing of various transactions resulting in receivables from, and payables to, brokers, dealers and the Fund’s custodian. These activities may expose the Fund to risk in the event that such parties are unable to fulfill contractual obligations. Management does not anticipate any material losses from counterparties with whom it conducts business. Consistent with standard business practice, the Fund enters into contracts that contain a variety of indemnifications, and is engaged from time to time in various legal actions. The maximum exposure of the Fund under these arrangements and activities is unknown. However, the Fund expects the risk of material loss to be remote.

Commitments to extend credit include loan proceeds the Fund is obligated to advance, such as delayed draws or revolving credit arrangements. Commitments generally have fixed expiration dates or other termination clauses. Unrealized gains or losses associated with unfunded commitments are recorded in the financial statements and reflected as an adjustment to the fair value of the related security in the Schedule of Investments. The par amount of the unfunded commitments is not recognized by the Fund until it becomes funded. As of January 31, 2019, the value of loans disclosed in the Schedule of Investments does not include unfunded commitments, which total $474,576.

(3) Investments

Fair Value Measurements

The Fund follows the provisions of ASC 820, Fair Value Measurements and Disclosures under U.S. GAAP, which among other matters, requires enhanced disclosures about investments that are measured and reported at fair value. This standard defines fair value and establishes a hierarchal disclosure framework, which prioritizes and ranks the level of market price observability used in measuring investments at fair value and expands disclosures about assets and liabilities measured at fair value. ASC 820 defines “fair value” as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchal disclosure framework establishes a three-tier hierarchy to maximize the use of

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (Continued)

January 31, 2019 (Unaudited)

observable data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique.

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access

• Level 2 — Valuations based on quoted prices in markets that are not active or which all significant inputs are observable either directly or indirectly

• Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement

In addition to using the above inputs in investment valuations, the Fund continues to employ a valuation policy that is consistent with the provisions of ASC 820. Consistent with its valuation policy, the Fund evaluates the source of inputs, including any markets in which the Fund’s investments are trading (or any markets in which securities with similar attributes are trading), in determining fair value. The Fund’s valuation policy considers the fact that because there may not be a readily available market value for the investments in the Fund’s portfolio, therefore, the fair value of the investments may be determined using unobservable inputs.

The investments classified as Level 1 or Level 2 are typically valued based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. The Adviser is responsible for all inputs and assumptions related to the pricing of securities. The Adviser has internal controls in place that support its reliance on information received from third-party pricing sources. As part of its internal controls, the Adviser obtains, reviews, and tests information to corroborate prices received from third-party pricing sources. For any security, if market or dealer quotations are not readily available, or if the Adviser determines that a quotation of a security does not represent a fair value, then the security is valued at a fair value as determined in good faith by the Adviser and will be classified as Level 3. In such instances, the Adviser will use valuation techniques consistent with the market or income approach to measure fair value and will give consideration to all factors which might reasonably affect the fair value.

Senior loans and corporate debts: The fair value of senior loans and corporate debt is estimated based on quoted market prices, forward foreign exchange rates, dealer quotations or alternative pricing sources supported by observable inputs and are generally classified within Level 2 or 3. The Adviser obtains prices from independent pricing services which generally utilize broker quotes and may use various other pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. If the pricing services are only able to obtain a single broker quote or utilize a pricing model the securities will be classified as Level 3. If the pricing services are unable to provide prices, the Adviser will attempt to obtain one or more broker quotes directly from a dealer and price such securities at the last bid price obtained; such securities are classified as Level 3.

Collateralized loan obligations: The fair value of CLOs is estimated based on various valuation models from third-party pricing services as well as internal models. The valuation models generally utilize discounted cash flows and take into consideration prepayment and loss assumptions, based on historical experience and projected performance, economic factors, the characteristics and condition of the underlying collateral, comparable yields for similar securities and recent trading activity. These securities are classified as Level 3.

Common Stocks: The fair value of common stocks is estimated using either broker quotes or an analysis of the enterprise value (“EV”) of the portfolio company. Enterprise value means the entire value of the portfolio company to a market participant, including the sum of the values of debt and equity securities used to capitalize the enterprise at a point in time. The primary method for determining EV uses a multiple analysis whereby appropriate multiples are applied to the portfolio company’s EBITDA (generally defined as net

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (Continued)

January 31, 2019 (Unaudited)

income before net interest expense, income tax expense, depreciation and amortization). EBITDA multiples are typically determined based upon review of market comparable transactions and publicly traded comparable companies, if any. The Fund may also employ other valuation multiples to determine EV, such as revenues or industry specific metrics. The second method for determining EV uses a discounted cash flow analysis whereby future expected cash flows of the portfolio company are discounted to determine a present value using estimated discount rates (typically a weighted average cost of capital based on costs of debt and equity consistent with current market conditions). The fund may employ other methods for determining EV given the facts and circumstances of the subject portfolio company, such as NAV analysis. The EV analysis is performed to determine the value of equity investments, the value of debt investments in portfolio companies where the Fund has control or could gain control through an option or warrant security, and to determine if there is credit impairment for debt investments. If debt investments are credit impaired, an EV analysis may be used to value such debt investments; however, in addition to the methods outlined above, other methods such as a liquidation or wind down analysis may be utilized to estimate enterprise value.

The following is a summary of the inputs used as of January 31, 2019, in valuing the Fund’s investments carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Senior Loans	$—	$93,675,406	$20,024,050	$113,699,456
Corporate Bonds	—	250,280,499	—	250,280,499
Collateralized Loan Obligations	—	—	188,660,916	188,660,916
Common Stocks	—	81,892	1,403,436	1,485,328
Total Investments	$—	$344,037,797	$210,088,402	$554,126,199

The following is a reconciliation of the Fund’s investments in which significant unobservable inputs (Level 3) were used in determining fair value. For the period ended January 31, 2019:

	Senior Loans	Collateralized Loan Obligations	Common Stock	Total
Balance as of October 31, 2018	$22,406,933	$163,501,318	$3,350,830	$189,259,081
Purchases (a)	138,340	43,077,986	—	43,216,326
Sales (b)	(9,746,315)	(9,240,385)	—	(18,986,700)
Net realized and unrealized gain/ (loss)	(229,654)	(8,697,651)	(1,865,502)	(10,792,807)
Net accrued discounts	(851)	19,648	—	18,797
Transfers in to Level 3	12,724,344	—	—	12,724,344
Transfers out of Level 3	(5,268,747)	—	(81,892)	(5,350,639)
Balance as of January 31, 2019	$20,024,050	$188,660,916	$1,403,436	$210,088,402
Net change in unrealized appreciation/(depreciation) from Investments held as of January 31, 2019	(124,246)	(8,825,065)	(1,838,301)	(10,787,612)

(a) Purchases include PIK interest and securities received from restructure.

(b) Sales include principal redemptions.

Investments were transferred into and out of Level 3 and into and out of Level 2 during the period ended January 31, 2019 due to changes in the quantity and quality of information obtained to support the fair value of each investment as assessed by the Adviser.

Ares Dynamic Credit Allocation Fund, Inc.

Notes to Schedule of Investments (Continued)

January 31, 2019 (Unaudited)

There were no transfers between Level 1 and 2 during the period.

The valuation techniques used by the Adviser to measure fair value as of January 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs. The valuation techniques and significant amounts of unobservable inputs used in the valuation of the Fund’s Level 3 securities are outlined in the table below.

	Fair Value ($)	Valuation Technique	Unobservable Inputs	Range
Assets
Investments in securities
Senior Loans	$20,024,050	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A
Collateralized Loan Obligations	185,810,916	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A
Collateralized Loan Obligations	$2,850,000	Other	Recent Transaction Price	$95

Common Stock	789,655	Enterprise Value Analysis - Adjusted NAV and Comparable Companies Analysis	NAV, EBITDA Multiples and Production Multiplier	PVIO, 2.5x-5.0x, $8,000 - $20,000
Common Stock	613,781	Broker Quotes and/or 3rd Party Pricing Services	N/A	N/A
Total Level 3 Investments	$210,088,402

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this Form N-Q based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q

Exhibit NO.	Description of Exhibit

3 (a) (1)	Certification of Principal Executive Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002
3 (a) (2)	Certification of Principal Financial Officer pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Ares Dynamic Credit Allocation Fund, Inc.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
President and Chief Executive Officer

Date:	March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Seth J. Brufsky
Seth J. Brufsky
President and Chief Executive Officer

Date:	March 28, 2019

By:	/s/ Scott Lem
Scott Lem
Chief Financial Officer

Date:	March 28, 2019